INSURANCE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of amounts arising from insurance contracts

	Coverage	Coverage period	Amount insured (1)	Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	Jan. 8, 2022 to Jan. 8, 2023	R$4,184	R$1
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	May 27, 2021 to May 27, 2022 May 27, 2021 to May 27, 2022	US$1,500 US$4,000	US$55
Warehouse stores	Fire	Nov. 2, 2021 to Nov. 2, 2022	R$21,119	R$35
Buildings	Fire	Jan. 8, 2022 to Jan. 8, 2023	R$220,822	R$68
Telecom’s equipment	Fire	Sep. 30, 2021 to Sep. 30, 2022	R$29,302	R$32
Operational risk - Transformers above 15MVA and other power distribution equipment with value above R$1,000	(2)	Dec. 7, 2021 to Dec. 7, 2022	R$757,263	R$1,269

Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	May 27, 2021 to May 27, 2022	US$1,500 USS4,000	US$123
Warehouse stores	Fire	Nov. 2, 2021 to Nov. 2, 2022	R$68,950	R$115
Buildings	Fire	Jan. 8, 2021 to Jan. 8, 2022	R$487,948	R$150
Telecom’s equipment	Fire	Sep. 30, 2021 to Sep. 30, 2022	R$96,115	R$104
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	Dec. 7, 2021 to Dec. 7, 2022	R$588,617	R$986

Gasmig
Gas distribution network / Third party	Third party	Dec. 15, 2021 to Dec. 15, 2022	R$100,000	R$1,100
Own vehicle fleet (Operation)	Damage to third parties only	Jul. 7, 2021 to Jul. 7, 2022	R$500	R$1
Own vehicle fleet (Directors)	Full cover	Oct. 25, 2021 to Oct. 25, 2022	R$187	R$2
Facilities – multirisk	Robbery, theft and fire	Dec. 31, 2021 to Dec. 31, 2022	R$33,211	R$47

(1) Amounts expressed in R$ ‘000 or US$’000.

(2) Maximum indemnity limit: R$231.